UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6542
(Address of principal executive offices) (Zip code)

Michael B. Orkin, 5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6542
(Name and address of agent for service)

Registrant’s telephone number, including area code: 678-533-7850

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2008

Item 1.      Schedule of Investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2008
			Market
		Shares	Value

COMMON STOCKS (LONG POSITIONS)	53.72%

Aerospace/Defense Eqp	0.39%
Precision Castparts Corp		8,800	1,001,440

Agricultural Operations	1.02%
Monsanto Co		23,000	2,586,120

Banks-Northeast	0.90%
People's United Financial		136,000	2,297,040

Beverages-Soft Drinks	2.05%
Coca Cola Co		87,900	5,201,043

Comml Svcs-Miscellaneous	1.62%
Copart Inc *		100,800	4,120,704

Comml Svcs-Security/Sfty	2.05%
Corrections Corp of America *		70,800	1,879,032
TASER International *		289,300	3,324,057
			5,203,089

Computer Sftwr-Desktop	2.06%
Adobe Systems Inc *		75,700	2,644,201
Microsoft Corp		79,200	2,581,920
			5,226,121

Computer Sftwr-Educ/Entr	0.88%
Activision Inc *		86,900	2,248,103

Cosmetics/Personal Care	0.83%
Colgate Palmolive Co		7,500	577,500
Procter & Gamble		23,400	1,543,230
			2,120,730

Diversified Operations	3.31%
Berkshire Hathaway Cl B *		1,210	5,505,500
Harsco Corp		51,100	2,908,612
			8,414,112

Elec-Misc Products	1.44%
Corning Inc		151,700	3,651,419

Elec-Scientific/Msrng	1.06%
Itron Inc *		32,700	2,694,480

Elec-Semiconductor Equip	1.03%
MEMC Elec Materials *		36,500	2,608,290

Energy-Other	0.74%
Covanta Holding Corp *		73,800	1,873,782

Finance-Consumer/Cml Lns	1.17%
SLM Corp *		136,300	2,964,525

Finance-Investment Bkrs	0.56%
Goldman Sachs Group Inc		7,100	1,425,467

Finance-Mrtg&Rel Svc	2.11%
Fannie Mae		79,400	2,688,484
Federal Home Loan Mortgage Corp		87,800	2,668,242
			5,356,726

Finance-Reit	5.74%
Annaly Capital Management Inc		207,900	4,099,788
Anworth Mortgage Asset		414,600	3,677,502
Capstead Mortgage Corp		184,000	2,750,800
MFA Mortgage Investments		399,600	4,075,920
			14,604,010

Finance-Savings & Loan	1.75%
Astoria Financial Corp		102,300	2,780,514
Hudson City Bancorp Inc		101,500	1,662,570
			4,443,084

Food-Misc Preparation	2.89%
HJ Heinz Company		69,900	2,974,944
Kraft Foods Inc Cl A		149,000	4,359,740
			7,334,684

Leisure-Movies & Related	0.95%
Discovery Holding Co Cl A *		97,900	2,273,238
Imax Corp *		20,400	138,210
			2,411,448

Media-Cable/Satellite Tv	0.83%
Sirius Satellite Radio *		655,700	2,098,240

Medical-Hospitals	0.95%
Tenet Healthcare Corp *		543,200	2,406,376

Medical/Dental-Supplies	2.05%
Becton Dickinson & Co		60,100	5,200,453

Metal Ores-Gold/Silver	1.38%
Agnico Eagle Mines Ltd		7,100	447,868
Golden Star Resource Ltd *		392,000	1,564,080
Yamana Gold Inc		91,100	1,501,328
			3,513,276

Oil&Gas-U S Expl&Prod	0.34%
Petroquest Energy Inc *		66,600	860,472

Pollution Control-Svcs	0.53%
Calgon Carbon Corp *		87,800	1,350,364

Retail-Clothing/Shoe	2.98%
Charlotte Russe Holding Inc *		163,800	2,953,314
Pacific Sunwear Ca Inc *		214,100	2,380,792
Urban Outfitters Inc *		76,800	2,227,200
			7,561,306

Retail-Consumer Elec	1.54%
Gamestop Corp Cl A *		75,600	3,910,788

Telecom-Services	0.26%
AT&T Inc		12,000	461,880
Verizon Communications		5,000	194,200
			656,080

Telecom-Wireless Svcs	1.05%
Vimpel Communications		77,600	2,672,544

Utility-Electric Power	7.26%
AES Corp *		126,400	2,411,712
Edison International		50,300	2,623,648
Entergy Corp		25,200	2,726,136
FirstEnergy Corp		44,400	3,162,168
FPL Group Inc		44,700	2,882,256
ITC Holdings Corp		51,700	2,731,828
Northeast Utilities		69,300	1,920,996
			18,458,744

Total Common Stocks (Held Long)	53.72%		136,475,060
Cost $131,364,480

CALL OPTIONS	0.70%

Banks-Money Center	0.10%
Citigroup Inc, Call 3/22/2008 - 40.00		3,199	12,796
Citigroup Inc, Call 6/21/2008 - 30.00		1,200	223,200
			235,996

Elec-Misc Products	0.00%
Corning Inc, Call 2/16/2008 - 25.00		314	9,420

Finance-Mrtg&Rel Svc	0.60%
Fannie Mae, Call 6/21/2008 - 30.00		991	763,070
Federal Home Loan Mortgage Corp, Call 7/19/2008 - 30.00		1,370	767,200
			1,530,270

Total Call Options	0.70%		1,775,686
Cost $2,116,598

PUT OPTIONS	0.64%

Bldg-Constr Prds/Misc	0.06%
USG Corp, Put 8/16/2008 - 35.00 *		454	139,832

Finance-Consumer/Cml Lns	0.19%
Compucredit Corp, Put 4/19/2008 - 25.00		438	477,420

Finance-Idx Tracking Fd	0.02%
Powershares QQQ Trust, Put 3/22/2008 - 50.00		103	52,839

Finance-Investment Bkrs	0.37%
Lehman Bros Holdings Inc, Put 4/19/2008 - 65.00		473	260,150
Merrill Lynch & Co Inc, Put 7/19/2008 - 55.00		400	212,000
Morgan Stanley, Put 4/19/2008 - 55.00		645	483,750
			955,900

Total Put Options	0.64%		1,625,991
Cost $1,567,999

Money Market Fund	41.32%
JP Morgan U.S. Treasury Plus
Money Market Fund **			104,978,726

Total Money Market Fund	41.32%		104,978,726
Cost $104,978,726

Total Investment in Securities	96.38%		244,855,463
Cost $240,027,802

Other Assets Less Liabilities	3.62%		9,205,544

Total Net Assets	100.00%		254,061,007

* Non-income producing security
** A portion of the Money Market Fund assets are held as collateral for short sales activity.

COMMON STOCKS (SHORT POSITIONS)	-41.18%

Apparel-Clothing Mfg	-3.06%
Carters Inc *		-111,500	-2,052,715
Coach Inc *		-85,600	-2,743,480
Liz Claiborne Inc		-103,400	-2,263,426
Polo Ralph Lauren Corp		-11,500	-696,785
			-7,756,406

Apparel-Shoes & Rel Mfg	-2.17%
K Swiss Inc		-304,100	-5,522,456

Banks-Midwest	-0.45%
Citizens Republic Bancorp		-80,600	-1,139,684

Banks-Southeast	-1.20%
Colonial Bancgroup		-11,300	-177,410
Popular Inc		-161,000	-2,176,720
Whitney Holdings Corp		-26,300	-705,892
			-3,060,022

Banks-Super Regional	-1.50%
BB&T Corp		-55,100	-1,999,028
US Bancorp Inc		-53,700	-1,823,115
			-3,822,143

Bldg-Cement/Concrt/Ag	-2.43%
Eagle Materials Inc		-54,800	-2,065,960
Vulcan Materials Co		-52,200	-4,095,612
			-6,161,572

Bldg-Constr Prds/Misc	-3.32%
Masco Corp		-106,800	-2,448,924
Mohawk Industries Inc *		-52,000	-4,155,840
Owens Corning *		-83,800	-1,821,812
			-8,426,576

Bldg-Hand Tools	-0.84%
Black & Decker Corp		-29,500	-2,139,930

Bldg-Resident/Comml	-0.64%
Homex Development Corp *		-29,600	-1,625,928

Comml Svcs-Leasing	-0.11%
Hertz Global Holdings *		-19,200	-286,464

Comml Svcs-Staffing	-0.39%
Manpower Inc		-17,800	-1,001,428

Computer-Networking	-1.17%
Polycom Inc *		-118,200	-2,984,550

Computer Sftwr-Security	-0.27%
Vasco Data Security Intl *		-35,800	-679,126

Elec-Semiconductor Mfg	-0.56%
Nvidia Corp *		-57,410	-1,411,712

Finance-Consumer/Cml Lns	-1.44%
Americredit Corp *		-129,500	-1,723,645
Compucredit Corp *		-132,300	-1,944,810
			-3,668,455

Finance-Investment Bkrs	-1.07%
National Financial Ptnrs		-75,300	-2,718,330

Finance-Investment Mgmt	-0.48%
Allied Capital Corp		-55,000	-1,217,150

Finance-Mrtg&Rel Svc	-0.27%
Doral Financial Corp *		-34,100	-674,839

Finance-Reit	-0.25%
Alesco Financial Inc		-176,800	-638,248

Household-Appliances	-0.59%
Whirlpool Corp		-17,500	-1,489,425

Leisure-Products	-2.33%
Brunswick Corp		-142,200	-2,700,378
Harley Davidson Inc		-79,500	-3,226,110
			-5,926,488
Office-Equip & Automatn	-0.11%
Pitney-Bowes Inc		-7,400	-271,580

Real Estate Operations	-0.37%
CB Richard Ellis Group *		-48,800	-947,208

Retail-Clothing/Shoe	-6.28%
American Eagle Outfittrs		-117,800	-2,712,934
Chicos FAS Inc *		-294,000	-3,172,260
Childrens Place Retail *		-117,500	-2,178,450
Collective Brands Inc *		-154,100	-2,715,242
Dress Barn Inc *		-47,900	-583,901
DSW Inc *		-153,200	-2,828,072
Limited Brands Inc		-91,200	-1,741,008
			-15,931,867

Retail-Consumer Elec	-1.56%
Circuit City Stores Inc		-306,000	-1,664,640
Radioshack Corp		-132,200	-2,293,670
			-3,958,310

Retail-Leisure Products	-0.75%
Pool Corp		-77,300	-1,904,672

Retail-Major Disc Chains	-0.53%
Big Lots Inc *		-78,200	-1,357,552

Retail-Restaurants	-2.88%
Bob Evans Farms Inc		-67,300	-2,001,502
CBRL Group Inc		-89,100	-2,786,157
IHOP Corp		-6,000	-319,440
Panera Bread Co Cl A		-58,400	-2,206,352
			-7,313,451

Retail/Whlsle-Autos/Prts	-0.22%
Carmax Inc *		-25,300	-564,190

Retail/Whlsle-Bldg Prds	-1.65%
Fastenal Co		-46,700	-1,887,147
Sherwin-Williams Co		-40,200	-2,299,842
			-4,186,989

Retail/Whlsle-Jewelry	-1.15%
Fossil Inc *		-86,200	-2,929,076

Telecom-Wireless Equip	-1.14%
Garmin Ltd		-40,300	-2,907,645

Total Securities Sold Short -41.18%			-104,623,472
Proceeds $105,849,207

* Non-income producing security

Item 2.      Controls and Procedures.

(a)                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)                  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

Separate certifications of principal executive and principal financial officers of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALDWELL & ORKIN FUNDS, INC.

By:              /s/ Michael B. Orkin
Michael B. Orkin
President

Date:  March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              /s/ Michael B. Orkin
Michael B. Orkin
President

Date:  March 25, 2008

By:              /s/ William C. Horne
   William C. Horne
   Treasurer

Date:  March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)